Investments in joint ventures and associates - Narrative (Details) - GBP (£) £ in Millions			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of joint ventures [line items]
Derivative assets	£ 1,724	£ 1,813	£ 1,724	£ 1,813
Impairment loss on financial assets			213	0
Purchase of interests in investments accounted for using equity method			129	76		£ 116
Share of post-tax results of joint ventures and associates			£ (40)	63	[1]	59	[2]
Proportion of ownership interest in joint venture			50.00%
Capitalisation of shareholder loan to Quadgas HoldCo Limited			£ 69	0
Acquisition of investments			2	0		£ 0
Joint ventures
Disclosure of joint ventures [line items]
Impairment loss on financial assets			0	0
Capital commitments	£ 120	235	120	235
Capitalisation of shareholder loan to Quadgas HoldCo Limited			0	0
BritNed Development Limited
Disclosure of joint ventures [line items]
Share of post-tax results of joint ventures and associates			£ 36	53
Proportion of ownership interest in joint venture	50.00%		50.00%
Quadgas HoldCo Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate, excluding put/call option equity interest			25.00%
Cash proceeds from exercise of put/call options			£ 1,200
Investments in associates	£ 1,594	£ 1,611	£ 1,594	1,611
Proportion of ownership interest in associate		39.00%	39.00%
Receivables due from associates	352	£ 434	£ 352	434
Impairment loss on financial assets			213
Purchase of interests in investments accounted for using equity method				2,100
Equity interests of acquirer		£ 1,600		£ 1,600
Share of post-tax results of joint ventures and associates			£ 124
Proportion of ownership interest in associate, put/call option equity interest			14.00%	14.00%
Loss on purchase price allocation settlement			£ 33
Acquisition of investments			20
Partnership Vehicle with Sunrun
Disclosure of joint ventures [line items]
Purchase of interests in investments accounted for using equity method			38	£ 41
Share of post-tax results of joint ventures and associates			7
Further Acquisition Agreement derivative
Disclosure of joint ventures [line items]
Derivative assets	£ 110		£ 110

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).